Bank Borrowings - Schedule of Maturities of the Bank Borrowings (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Debt Disclosure [Abstract]
2025 (remaining)	$ 2,079,204	$ 264,870
2026	2,069,833	263,676
Total bank borrowings repayments	4,149,037	528,546
Less: imputed interest	(77,743)	(9,903)
Total	$ 4,071,294	$ 518,643	$ 6,059,686